Consolidated Statement Of Changes In Stockholders' Equity (Deficit) (USD $)	Preferred stock	Common Stock	Non-controlling interest in joint venture	Paid-In Capital	Accumulated deficit	Total
Beginning Balance, Amount at May. 31, 2013
Beginning Balance, Shares at May. 31, 2013
Issuance of founder common stock, Shares		1,220,000
Issuance of founder common stock, Amount
Issuance of founder Series A preferred stock, Shares	10,000
Issuance of founder Series A preferred stock, Amount
Transfer of company under common control, Shares		400,000
Transfer of company under common control, Amount				75,000	(152,000)	(77,000)
Issuance of common stock, net of issuance cost of $12,000, Shares		46,000
Issuance of common stock, net of issuance cost of $12,000, Amount				11,000		11,000
Net income (loss)					(590,000)	(590,000)
Ending Balance, Amount at Dec. 31, 2013				86,000	(742,000)	(656,000)
Ending Balance, Shares at Dec. 31, 2013	10,000	1,666,000
Acquisition of New West, Shares		1,274,000
Acquisition of New West, Amount				703,000		703,000
Conversion of Promissory notes, Shares		101,770
Conversion of Promissory notes, Amount				357,000		357,000
Issuance of Additional shares - EPA notes, Shares		198,000
Issuance of Additional shares - EPA notes, Amount				77,000		77,000
Issuance of common stock for services, Shares		16,674
Issuance of common stock for services, Amount				83,000		83,000
Cancellation of founder Series A preferred stock, Shares	(10,000)
Cancellation of founder Series A preferred stock, Amount
Merger with MKHD, Shares		20,420,229
Merger with MKHD, Amount		21,000		(21,000)
Effect of Recapitalization, issuance of Series C preferred stock, Shares	42,192,739	(3,256,444)
Effect of Recapitalization, issuance of Series C preferred stock, Amount	4,000			(4,000)
Issuance of Series B preferred stock, Shares	1,000
Issuance of Series B preferred stock, Amount
Issuance of Series C preferred stock - Follow-on notes, Shares	8,031,360
Issuance of Series C preferred stock - Follow-on notes, Amount	1,000			(1,000)
Bifurcation of Follow-on notes and warrants				1,214,000		1,214,000
Fair value of Put option				(15,145,000)	(223,534,000)	(238,679,000)
Tax benefit of bifurcation of convertible debentures				508,000		508,000
Issuance of Series C preferred stock for services, Shares	2,154,337
Issuance of Series C preferred stock for services, Amount				12,110,000		12,110,000
Issuance of common stock for services1, Shares		100,000
Issuance of common stock for services1, Amount				10,000		10,000
Share-based compensation				23,000		23,000
Interest in joint venture			(18,000)			(18,000)
Net income (loss)					(220,966,000)	(220,966,000)
Ending Balance, Amount at Dec. 31, 2014	$ 5,000	$ 21,000	$ (18,000)		$ (445,242,000)	$ (445,234,000)
Ending Balance, Shares at Dec. 31, 2014	52,379,436	20,520,229